EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital
The following table provides a reconciliation of the opening and closing number of outstanding common shares and outstanding special voting shares:

	Common Shares	Special Voting Shares	Total
Outstanding shares at January 1, 2018	188,953,874	56,493,519	245,447,393
Shares repurchased under share repurchase program(1)	(1,033,218)	—	(1,033,218)
Other changes(2)	—	(645)	(645)
Outstanding shares at December 31, 2018	187,920,656	56,492,874	244,413,530
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(1)	Includes shares repurchased between January 1, 2018 and December 31, 2018 based on the transaction trade date.

(2)	Relates to the deregistration of special voting shares from the loyalty register.

Disclosure of other comprehensive income/(loss)
The following table presents other comprehensive income:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	385	(730)	(1,448)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	385	(730)	(1,448)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(9,257)	54,695	(18,282)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(3,777)	(19,724)	69,368
(Losses)/Gains on cash flow hedging instruments	(13,034)	34,971	51,086
Exchange differences on translating foreign operations arising during the period	5,986	(15,346)	4,118
Total items that may be reclassified to the consolidated income statement in subsequent periods	(7,048)	19,625	55,204
Total other comprehensive income	(6,663)	18,895	53,756
Related tax impact	3,520	(9,554)	(16,961)
Total other comprehensive income, net of tax	(3,143)	9,341	36,795
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(1)
For the year ended December 31, 2018 includes €33 thousand (€45 thousand for the year ended December 31, 2017) related to the Group’s proportionate share of the loss on remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2018			2017			2016
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	385	(88)	297	(730)	203	(527)	(1,448)	(18)	(1,466)
Gains on cash flow hedging instruments	(13,034)	3,608	(9,426)	34,971	(9,757)	25,214	51,086	(16,943)	34,143
Exchange gains on translating foreign operations	5,986	—	5,986	(15,346)	—	(15,346)	4,118	—	4,118
Total other comprehensive income/(loss)	(6,663)	3,520	(3,143)	18,895	(9,554)	9,341	53,756	(16,961)	36,795